SCHEDULE OF RECONCILIATION OF PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Opening Balance	$ 456,751	$ 563,131
Adjustment
Additions	7,003	131,054
Disposals	(110,271)	(20,518)
Translation	28,789	(11,852)
Depreciation	(23,163)	(95,367)
Impairment		109,697
Closing Balance	301,531	456,751
Land [member]
IfrsStatementLineItems [Line Items]
Opening Balance
Adjustment
Additions		1,495
Disposals
Translation
Depreciation
Impairment		1,495
Closing Balance
Buildings [member]
IfrsStatementLineItems [Line Items]
Opening Balance
Adjustment	140,132
Additions
Disposals	(61,400)
Translation	(7,698)
Depreciation
Impairment
Closing Balance	71,034
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Opening Balance	2,153	2,153
Adjustment
Additions
Disposals	(2,153)
Translation
Depreciation
Impairment
Closing Balance		2,153
Machinery [member]
IfrsStatementLineItems [Line Items]
Opening Balance
Adjustment
Additions		1,535
Disposals
Translation
Depreciation
Impairment		1,535
Closing Balance
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Opening Balance	147,324	152,837
Adjustment	(140,132)
Additions		19,692
Disposals	(5,015)	(4,032)
Translation	7,380
Depreciation	(236)	(5,512)
Impairment		15,661
Closing Balance	9,321	147,324
Vehicles [member]
IfrsStatementLineItems [Line Items]
Opening Balance	33,261	51,842
Adjustment
Additions		25,101
Disposals		(5,076)
Translation	(3,128)	(3,912)
Depreciation	(9,567)	(14,670)
Impairment		20,025
Closing Balance	20,566	33,261
Office equipment [member]
IfrsStatementLineItems [Line Items]
Opening Balance	47,414	62,038
Adjustment
Additions		367
Disposals	(27,340)
Translation	(2,093)
Depreciation		(14,624)
Impairment		367
Closing Balance	17,981	47,414
Information technology equipment [member]
IfrsStatementLineItems [Line Items]
Opening Balance	7,718	24,716
Adjustment	16,999
Additions		1,041
Disposals	(5,727)
Translation	11,454
Depreciation	(9,499)
Impairment		18,039
Closing Balance	20,945	7,718
Computer software [member]
IfrsStatementLineItems [Line Items]
Opening Balance	26,156	38,881
Adjustment	(16,999)
Additions	7,003	20,438
Disposals	(1,725)	(11,410)
Translation	(6,207)
Depreciation	(3,861)	(30,563)
Impairment		8,810
Closing Balance	4,369	26,156
Programs and textbooks [member]
IfrsStatementLineItems [Line Items]
Opening Balance	11,833	16,594
Adjustment
Additions
Disposals
Translation	(1,654)
Depreciation		(4,761)
Impairment
Closing Balance	10,179	11,833
Spa equipment curtains crockery glassware and linen [member]
IfrsStatementLineItems [Line Items]
Opening Balance	180,892	214,070
Adjustment
Additions		61,385
Disposals	(6,913)
Translation	(26,843)	(7,940)
Depreciation		(25,237)
Impairment		61,386
Closing Balance	$ 147,136	$ 180,892